Summary of Significant Accounting Policies (Policies) - FREYR AS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of preferred shares, among others. The Company bases these estimates on historical experiences and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of ordinary shares and the warrant liability, among others. The Company bases these estimates on historical experiences and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Unaudited Condensed Consolidated Financial Statements

Unaudited Condensed Consolidated Financial Statements

The accompanying interim condensed consolidated balance sheet as of March 31, 2021, the interim condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2021 and 2020, the interim condensed consolidated statement of shareholders’ equity for the three months ended March 31, 2021 and 2020, and the interim condensed consolidated statements of cash flows for the three months ended March 31, 2021 and 2020, are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in management’s opinion, include all adjustments, consisting of only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of March 31, 2021 and its results of operations and cash flows for the three months ended March 31, 2021 and 2020. The financial data and other financial information disclosed in the notes to these condensed consolidated financial statements related to the three-month periods are also unaudited. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the full fiscal year or any other period. Although the consolidated balance sheet as of December 31, 2020 was derived from the audited annual consolidated financial statements as of December 31, 2020, these interim condensed consolidated financial statements do not contain all of the footnote disclosures from the annual consolidated financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the related notes included in the Company’s annual financial statements for the fiscal year ended December 31, 2020.

Significant Risk and Uncertainties

Significant Risk and Uncertainties

The Company is subject to those risks common in the renewable energy and manufacturing industries and also those risks common to early stage development companies, including, but not limited to, the possibility of not being able to successfully develop or market its products, the ability to obtain or maintain licenses and permits to support future business, competition, dependence on key personnel and key external alliances, loss of its grant contributor, the ability to maintain and establish relationships with current and future vendors and suppliers, the successful protection of its proprietary technologies, the possibility of the factory development being disrupted, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Significant Risk and Uncertainties

The Company is subject to those risks common in the renewable energy and manufacturing industries and also those risks common to early stage development companies, including, but not limited to, the possibility of not being able to successfully develop or market its products, the ability to obtain or maintain licenses and permits to support future business, competition, dependence on key personnel and key external alliances, loss of its grant contributor, the ability to maintain and establish relationships with current and future vendors and suppliers, the successful protection of its proprietary technologies, the possibility of the factory development being disrupted, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Restricted Cash	Restricted Cash Restricted cash consists of funds held in a restricted account for payment of income tax withholdings to the Norwegian government, payable every other month.

Restricted Cash

Restricted cash consists of funds held in a restricted account for payment of income tax withholdings to the Norwegian government, payable every other month. As of December 31, 2020 and 2019, restricted cash was $196 thousand and $78 thousand, respectively.

Fair Value Measurement

Fair Value Measurement

The Company follows the accounting guidance in ASC 820, Fair Value Measurement, for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3 — Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

For the nine convertible notes issued in 2020 (“2020 Convertible Notes”), the Company has elected the fair value option. Such election is irrevocable and is applied on an instrument-by-instrument basis at initial recognition. Any changes in the fair value of these securities are recognized in the consolidated statements of operations and comprehensive loss. Interest expense on the 2020 Convertible Notes for which the fair value option has been elected is based on stated interest rates and is recorded as interest expense within the consolidated statements of operations and comprehensive loss.

Fair Value Measurement

The Company follows the accounting guidance in ASC 820, Fair Value Measurement, for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3 — Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

For the nine convertible notes issued in 2020 (“2020 Convertible Notes”), the Company has elected the fair value option. Such election is irrevocable and is applied on an instrument-by-instrument basis at initial recognition. Any changes in the fair value of these securities are recognized in the consolidated statements of operations and comprehensive loss. Interest expense on the 2020 Convertible Notes for which the fair value option has been elected is based on stated interest rates and is recorded as interest expense within the consolidated statements of operations and comprehensive loss.

Segment Information

Segment Information

The Company is focused on the development of lithium-ion batteries as its primary business and the Company’s Chief Executive Officer (“CEO”), who is the chief operating decision-maker, manages the Company’s operations as a single operating segment for purposes of allocating resources and evaluating financial performance.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of cash and cash equivalents. The Company seeks to mitigate its credit risk with respect to cash and cash equivalents by making deposits with large, reputable financial institutions.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and current balances with banks and similar institutions. As of December 31, 2020 and 2019, cash and cash equivalents were $14,749 thousand and $179 thousand, respectively.

VAT Receivable

VAT Receivable

The Company was registered for Value Added Tax (“VAT”) deduction as of May 1, 2019 for income tax purposes. The Company accounts for any VAT paid on invoices for goods or services purchased from suppliers as a VAT receivable. Periodically, the net VAT balance is calculated as either due to or due from the Norwegian Tax Administration (“NTA”). As the Company does not have any revenues, no VAT payable has been recognized. As of December 31, 2020 and 2019, the VAT receivable was $442 thousand and $183 thousand, respectively.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the related asset, which ranges from two to five years.

Maintenance and repairs are charged to expense as incurred and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the accompanying consolidated statements of operations and comprehensive loss.

Leases

Leases

The Company accounts for its leases under ASC 840, Leases. Under this guidance, lessees classify arrangements meeting the definition of a lease as either operating or capital leases. Leases are classified as capital leases whenever the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. All other leases are recorded as operating leases. As of December 31, 2020, all of the Company’s leases were operating leases. The Company recognizes rent expense on a straight-line basis over the lease term.

Grants

Grants

The Company recognizes grants received as other income over the periods in which the related costs are incurred and the conditions for receiving the grant have been fulfilled, assuming no restrictions apply with respect to the potential repayment of the grants. If the grants become repayable, the repayment will be first applied against any related unamortized deferred income and the excess will be recorded as an expense.

Research and Development Cost

Research and Development Cost

Costs related to research and development are expensed as incurred. Research and development expenses consist primarily of compensation to employees engaged in research and development activities, internal and external engineering, supplies and services, and contributions to research institutions.

Foreign Currency Translation and Transaction Gains and Losses

Foreign Currency Translation and Transaction Gains and Losses

The functional currency of the Company is its local currency. The Company’s consolidated financial statements have been translated from its functional currency into the presentation currency, U.S. dollars, in accordance with U.S. GAAP. Assets and liabilities are translated at the foreign exchange rates as of the balance sheet dates presented and revenue and expenses are translated at the average foreign exchange rates for the periods presented. Components of equity outside of accumulated other comprehensive income (loss) are translated at the applicable foreign exchange rates as of the dates on which the transaction occurred. Currency translation adjustments are recorded as a component of other comprehensive income (loss). Transaction gains and losses recognized as a result of transactions denominated in a currency other than the functional currency are included in foreign currency transaction gain (loss) on the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2020 and 2019, a net transaction gain of $38 thousand and a net transaction loss of $9 thousand, respectively, was recognized.

Share-Based Compensation

Share-Based Compensation

The Company measures and recognizes compensation expense for all equity-based awards made to employees, directors, and non-employees, including share options, based on estimated fair values recognized over the requisite service period in accordance with ASC 718, Stock-Based Compensation. Share-based payments, including grants of share options, are recognized in the consolidated statements of operations and comprehensive loss as general and administrative expense. The Company recognizes compensation expense for all equity-based employee awards with service-based vesting requirements on a straight-line basis over the requisite service period of the awards, which is generally the award’s vesting period. These amounts are reduced by forfeitures as the forfeitures occur.

Defined Contribution Plan

Defined Contribution Plan

The Company is obligated to have an occupational pension scheme under the Mandatory Occupational Pensions Act. The Company’s pension plan (“Pension Plan”) is a defined contribution plan, in which the costs are recognized as pension expense, within general and administrative expense in the consolidated statements of operations and comprehensive loss. The Company contributes 5% of each employees’ salary for amounts up to 7.1 times “G”, an amount established by the NTA that is effective on May 1 of each year, and then contributes 11.4% for amounts between 7.1 and 12 times “G”. “G” was NOK 97 thousand from May 1, 2018 to April 30, 2019, NOK 100 thousand from May 1, 2019 to April 30, 2020, and NOK 101 thousand from May 1, 2020 to April 30, 2021. Further contribution by employees is voluntary. For the years ended December 31, 2020 and 2019, the Company recognized general and administrative expense of $84 thousand and $10 thousand, respectively, for contributions to the Pension Plan.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts of assets and liabilities for income tax purposes and operating losses carried forward, measured by applying tax rates based on currently enacted tax laws.

Valuation allowances are calculated, when necessary, to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Changes in the valuation allowances occurring in subsequent periods are included in the consolidated statements of operations and comprehensive loss.

The Company recognizes uncertain tax positions based upon its estimate of whether, and the extent to which, additional taxes will be due when such estimates are more likely than not to be sustained. Uncertain income tax positions are not recognized if there is less than a 50% likelihood of being sustained.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company qualifies as an emerging growth company, as defined in the JOBS Act, and therefore intends to take advantage of certain exemptions from various public company reporting requirements, including delaying adoption of new or revised accounting standards until those standards apply to private companies. The effective dates shown below reflect the election to use the extended transition period.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which is intended to simplify the accounting for convertible instruments by removing certain separation models and amending the disclosure requirements. ASU 2020-06 amends the guidance on the derivatives scope exception for contracts in an entity’s own equity and improves the consistency of the earnings per share calculations across entities by requiring entities to use the if-converted method to calculate diluted earnings per share for convertible instruments. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is not permitted before fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning January 1, 2022 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU 2018-10, Codification Improvements to Topic 842, Leases, was issued to provide more detailed guidance and additional clarification for implementing ASU 2016-02. Furthermore, in July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Furthermore, in March 2019, the FASB issued ASU 2019-01, Leases (Topic 842): Codification Improvements, which clarifies transition disclosure requirements and in June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which updates the effective dates for certain entities. This guidance is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the effect of the adoption of this guidance.

Adoption of Accounting Pronouncements

In April 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional expedients and exceptions in applying the guidance for contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued as a result of reference rate reform. The expedients and exceptions do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. This guidance was effective upon issuance on March 12, 2020 and can be applied through December 31, 2022. The Company adopted this guidance as of March 12, 2020. Adoption of the standard did not have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements in ASC 820, Fair Value Measurement. ASU 2018-13 removes from, modifies and adds into ASC 820 certain disclosure requirements. The amendments from ASU 2018-13 are effective for all fiscal years, and interim periods within those years, beginning after December 15, 2019. The Company adopted this guidance as of January 1, 2020. Adoption of the standard did not have a material impact on the consolidated financial statements.